Condensed Financial Information - Parent Company Only - Condensed Statements of Financial Position (Details) ₸ in Millions, TJS in Millions	Dec. 31, 2023 KZT (₸)	Dec. 31, 2023 TJS	Dec. 31, 2022 KZT (₸)	Dec. 31, 2022 TJS	Dec. 31, 2021 KZT (₸)	Dec. 31, 2020 KZT (₸)
ASSETS:
Cash and cash equivalents	₸ 820,466		₸ 615,360		₸ 342,101	₸ 330,409
Other assets	135,598		74,780
TOTAL ASSETS	6,821,932		5,121,647
LIABILITIES:
Other liabilities	115,272		70,850
TOTAL LIABILITIES	5,718,719		4,295,958
EQUITY:
Issued capital	130,144		130,144
Treasury shares	(152,001)		(94,058)
Reserve of share-based payments	34,810		29,274
Retained earnings	1,054,945		762,500
TOTAL EQUITY	1,103,213		825,689		504,695	394,660
TOTAL LIABILITIES AND EQUITY | TJS		TJS 6,821,932		TJS 5,121,647
Parent
ASSETS:
Cash and cash equivalents	200,484		226,232		₸ 88,253	₸ 113,145
Investments in banking subsidiaries	171,107		171,107
Investments in other subsidiaries	44,103		44,103
Other assets	894		1,153
TOTAL ASSETS	416,588		442,595
LIABILITIES:
Other liabilities	170		90
TOTAL LIABILITIES	170		90
EQUITY:
Issued capital	130,144		130,144
Treasury shares	(152,001)		(94,058)
Reserve of share-based payments	34,812		29,274
Retained earnings	403,463		377,145
TOTAL EQUITY	416,418		442,505
TOTAL LIABILITIES AND EQUITY	₸ 416,588		₸ 442,595